OPPENHEIMER MAIN STREET SMALL CAP  FUND
                 Supplement dated August 2, 1999 to the
                          Prospectus dated July 2, 1999


The supplement dated July 2, 1999 is no longer in effect and is hereby removed.





























August 2, 1999                                                PS0847.002


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                 OPPENHEIMER MAIN STREET SMALL CAP  FUND
                 Supplement dated August 2, 1999 to the
         Statement of Additional Information dated July 2, 1999

The supplement dated July 2, 1999 is no longer in effect and is hereby removed.































August 2, 1999                                                PX0847.002


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